Investment in associated companies - Narrative (Details) - rig	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gulf Drilling International | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%
Sonangol | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage			50.00%	50.00%	50.00%
Gulfdrill | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of premium jack-ups	5
Seadrill ownership percentage	50.00%
Gulfdrill | Seadrill Limited | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of leased rigs	3
Gulfdrill | Third Party | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of leased rigs	2
Sonadrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage			50.00%	50.00%	50.00%
Sonadrill | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%
Number of drillships		4